Segment, Geographic and Revenue Information (Details 1) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Segment, Geographic and Revenue Information [Line Items]
Revenue		$ 341,028,267	$ 329,089,036	$ 360,346,494
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets	[1]	232,980,713	232,569,053
Taiwan [member]
Disclosure of Segment, Geographic and Revenue Information [Line Items]
Revenue		108,288,387	104,059,325	119,626,443
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets	[1]	154,097,271	148,829,366
Japan [member]
Disclosure of Segment, Geographic and Revenue Information [Line Items]
Revenue		32,739,262	33,346,041	37,903,886
Singapore [member]
Disclosure of Segment, Geographic and Revenue Information [Line Items]
Revenue		35,939,290	31,776,305	30,210,618
Others [member]
Disclosure of Segment, Geographic and Revenue Information [Line Items]
Revenue		38,719,680	44,797,228	49,129,021
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets	[1]	11,037,333	15,383,473
PRC [member]
Disclosure of Segment, Geographic and Revenue Information [Line Items]
Revenue		125,341,648	115,110,137	$ 123,476,526
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets	[1]	$ 67,846,109	$ 68,356,214

[1]	Noncurrent assets are not inclusive of financial instruments, deferred tax assets, and prepaid pension.